Organization (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 18, 2017	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization [Line Items]
Revenues (in Dollars)		$ 27,713	$ 20,567	$ 41,203
India [Member]
Organization [Line Items]
Operational costs reduction percentage		20.00%
China [Member]
Organization [Line Items]
Operational costs reduction percentage		40.00%
BORQS International Holding Corp. [Member]
Organization [Line Items]
Acquired equity interest rate	100.00%
Revenues (in Dollars)			$ 52,500	$ 32,000